Prospectus supplement dated May 22, 2019
to the following prospectus(es):
Nationwide YourLife Survivorship VUL and Nationwide YourLife Survivorship VUL - New York dated May 1, 2019
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure changes are made to the prospectus:
(1)	The prospectus offers the following underlying mutual fund as an investment option under the contract/policy. Effective on or about June 1, 2019, the name of the investment option is updated as indicated below:

CURRENT NAME	UPDATED NAME
MFS® Variable Insurance Trust II – MFS International Value Portfolio	MFS® Variable Insurance Trust II – MFS International Intrinsic Value Portfolio
(2)	The prospectus offers the following underlying mutual fund(s) as investment option(s) under the contract/policy. Effective on or about June 1, 2019, the name of the investment option(s) are updated as indicated below:

CURRENT NAME	UPDATED NAME
Dimensional – DFA VA Global Moderate Allocation Portfolio	DFA Investment Dimensions Group Inc. – DFA VA Global Moderate Allocation Portfolio
Dimensional – VA Global Bond Portfolio	DFA Investment Dimensions Group Inc. – VA Global Bond Portfolio
Dimensional – VA International Small Portfolio	DFA Investment Dimensions Group Inc. – VA International Small Portfolio
Dimensional – VA International Value Portfolio	DFA Investment Dimensions Group Inc. – VA International Value Portfolio
Dimensional – VA Short-Term Fixed Portfolio	DFA Investment Dimensions Group Inc. – VA Short-Term Fixed Portfolio
Dimensional – VA U.S. Large Value Portfolio	DFA Investment Dimensions Group Inc. – VA U.S. Large Value Portfolio
Dimensional – VA U.S. Targeted Value Portfolio	DFA Investment Dimensions Group Inc. – VA U.S. Targeted Value Portfolio
Dimensional – VIT Inflation-Protected Securities Portfolio	DFA Investment Dimensions Group Inc. – VIT Inflation-Protected Securities Portfolio
(3)	The prospectus offers the following underlying mutual fund(s) as investment option(s) under the contract/policy. Effective on or about June 3, 2019, the name of the investment option(s) are updated as indicated below:

CURRENT NAME	UPDATED NAME
Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio	BNY Mellon Investment Portfolios – Small Cap Stock Index Portfolio
Dreyfus Stock Index Fund, Inc.	BNY Mellon Stock Index Fund, Inc.
PROS-2019-207

CURRENT NAME	UPDATED NAME
Dreyfus Variable Investment Fund – Appreciation Portfolio	BNY Mellon Variable Investment Fund – Appreciation Portfolio
As of the effective date, the Investment Advisor is changed to BNY Mellon Investment Management.
(4)	The prospectus offers the following underlying mutual fund(s) as investment option(s) under the contract/policy. Effective on or about June 24, 2019, the name of the investment option(s) are updated as indicated below:

CURRENT NAME	UPDATED NAME
Oppenheimer Variable Account Funds – Oppenheimer Global Fund/VA	Invesco Oppenheimer V.I. Global Fund
Oppenheimer Variable Account Funds – Oppenheimer International Growth Fund/VA	Invesco Oppenheimer V.I. International Growth Fund
Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA	Invesco Oppenheimer V.I. Main Street Fund
Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA	Invesco Oppenheimer V.I. Main Street Small Cap Fund
PROS-2019-207
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